Summary of Debt Securities by Risk Rating (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Debt securities	$ 395,211	$ 341,806
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	395,209	341,804
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	394,988	341,661
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	394,986	341,659
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	223	145
Debt securities, net of allowance	223	145
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	393,241	339,426
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	393,241	339,426
Non-investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	1,903	2,318
Non-investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	1,747	2,235
Non-investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	156	83
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	67	62
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	$ 67	$ 62